Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Beginning Balance			¥ 1,274,166	¥ 1,404,453
Additions			39,544	46,486
Disposals			(6,531)	(243)
Foreign currency translation difference			8,929	7,617
Amortization expense		$ (26,496)	(183,964)	(184,147)	¥ (127,669)
Impairment		(22,296)	(154,803)
Ending Balance		140,766	977,341	1,274,166	1,404,453
Purchased software
Finite-Lived Intangible Assets [Line Items]
Beginning Balance			74,471	67,032
Additions			26,763	22,706
Disposals			(6,531)
Foreign currency translation difference			1,814	380
Amortization expense			(23,072)	(15,647)
Ending Balance		10,578	73,445	74,471	67,032
Radio Spectrum License
Finite-Lived Intangible Assets [Line Items]
Beginning Balance			93,387	95,880
Foreign currency translation difference			7,115	7,237
Amortization expense			(8,934)	(9,730)
Ending Balance		13,189	91,568	93,387	95,880
Network Use Right
Finite-Lived Intangible Assets [Line Items]
Beginning Balance			16,834	17,834
Amortization expense			(1,000)	(1,000)
Ending Balance		2,281	15,834	16,834	17,834
Contract Backlog
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	[1]		24,926	31,514
Amortization expense	[1]		(6,588)	(6,588)
Ending Balance	[1]	2,641	18,338	24,926	31,514
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	[1]		595,648	677,431
Amortization expense	[1]		(80,349)	(81,783)
Impairment	[1]		(102,524)
Ending Balance	[1]	59,452	412,775	595,648	677,431
Licenses
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	[1]		16,519	17,785
Amortization expense	[1]		(1,266)	(1,266)
Impairment	[1]		(2,696)
Ending Balance	[1]	1,809	12,557	16,519	17,785
Supplier Relationships
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	[1]		115,727	141,004
Amortization expense	[1]		(25,277)	(25,277)
Impairment	[1]		(2,007)
Ending Balance	[1]	12,738	88,443	115,727	141,004
Trade Names
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	[1]		211,189	229,097
Amortization expense	[1]		(17,908)	(17,908)
Impairment	[1]		(24,896)
Ending Balance	[1]	24,252	168,385	211,189	229,097
Platform Software
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	[1]		7,753	11,582
Amortization expense	[1]		(3,829)	(3,829)
Ending Balance	[1]	565	3,924	7,753	11,582
Non - Complete Agreement
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	[1]		18,504	24,198
Amortization expense	[1]		(5,694)	(5,694)
Impairment	[1]		(3,907)
Ending Balance	[1]	1,282	8,903	18,504	24,198
Internal Use Software
Finite-Lived Intangible Assets [Line Items]
Beginning Balance			27,619	9,854
Additions			12,781	23,780
Disposals				(243)
Amortization expense			(394)	(5,772)
Ending Balance		5,762	40,006	27,619	9,854
Property management relationship
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	[1]		71,589	81,242
Amortization expense	[1]		(9,653)	(9,653)
Impairment	[1]		(18,773)
Ending Balance	[1]	$ 6,217	¥ 43,163	¥ 71,589	¥ 81,242

[1]	Acquired in the acquisitions of subsidiaries.